UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5074
Dreyfus Basic U.S. Mortgage Securities Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

Statement of Investments
March 31, 2005 (Unaudited)

		Principal
Bonds and Notes-	99.6%	Amount ($)		Value ($)

U.S. Government Agencies/
Mortgage-Backed-	85.2%

Government National Mortgage Association I:
5%		52,878,000	a	52,150,928
5%, 1/15/2034		1,015,986		1,003,601
5.5%, 5/15/2033-3/15/2035		57,678,486		58,274,105
6%		21,341,000	a	21,921,048
6%, 2/15/2026-9/15/2034		20,774,730		21,369,227
6.5%, 10/15/2010-2/15/2032		637,299		666,547
7%, 1/15/2024-2/15/2024		175,359		186,320
7.5%, 12/15/2023		27,834		30,070
8%, 4/15/2008-12/15/2022		826,700		878,903
8.5%, 11/15/2019-3/15/2022		114,039		125,292
9%, 11/15/2019-11/15/2022		27,211		29,911
9.5%, 9/15/2019-10/15/2020		16,582		18,449
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029		5,055,000		5,193,198
Ser. 2005-29, Cl. A, 4.7%,12/15/2029		1,000,000		979,983
Ser. 2005-32, Cl. B, 5.5%,12/15/2029		1,000,000		990,000
				163,817,582

Government National Mortgage Association II:
3.375%, 4/20/2030		788,410	b	799,534
3.5%, 7/20/2030-8/20/2030		406,387	b	410,458
5%, 9/20/2033		1,916,179		1,891,020
5.5%		14,975,000	a	15,091,992
6.5%, 6/20/2031-7/20/2031		1,413,163		1,473,661
7%, 12/20/2027-8/20/2031		2,375,869		2,505,804
9%, 1/20/2020-7/20/2025		62,563		68,843
9.5%, 9/20/2021-12/20/2021		28,812		32,034
				22,273,346

Federal Home Loan Mortgage Corp.:
5%		3,500,000	a	3,501,085
Stripped Securities, Interest Only Class:
Ser. 1987, Cl. PI, 7%, 9/15/2012		130,259	c	14,644
Ser. 2167, Cl. AM, 7%, 11/15/2015		70,178	c	583
				3,516,312

Federal National Mortgage Association:
5%, 1/1/2018-5/1/2018		960,598		961,580
6%, 8/1/2034-9/1/2034		2,436,698		2,492,151
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015		369,706		371,609
				3,825,340

Total U.S. Government Agencies/ Mortgage-Backed				193,432,580

Asset-Backed Ctfs. - Commercial-	0.4%
Long Beach Asset,
Ser. 2004-6, Cl. N1, 4.5%, 2034		882,148	d	884,860

Asset-Backed Ctfs. - Home Equity-	2.1%
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032		673,626		680,636
Equivantage Home Equity Loan Trust,
Ser. 1996-2, Cl. A4, 8.05%, 2027		1,709,890		1,707,212
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035		2,465,000		2,440,305
				4,828,153

Residential Mortgage Pass-Through Ctfs. -	6.3%
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034		3,677,977		3,740,017
Countrywide Home Loans,
Ser. 2002-19, Cl. B1, 5.95%, 2032		936,669		956,616
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 2034		4,389,705		4,504,014
GMAC Mortgage Corporation Loan Trust,
Ser. 2004-J1, Cl. M3, 5.5%, 2034		1,115,456		1,054,325
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2, 3.554%, 2034		3,716,205	b	3,647,349
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040		344,253	d	355,635
				14,257,956

U.S. Government-	5.6%
U.S. Treasury Inflation Protected Securities,
3.375%,1/15/2007		10,862,129	e	11,401,750
U.S. Treasury Notes:
1.625%, 4/30/2005		965,000		964,392
3.5%, 8/15/2009		225,000	f	219,593
				12,585,735

Total Bonds and Notes
(cost $ 227,118,111)				225,989,284

Short-Term Investments-	41.0%
U.S. Treasury Bills:
1.99%, 4/7/2005		85,000,000		84,964,300
2.53%, 4/21/2005		8,000,000		7,988,480
2.49%, 6/16/2005		50,000	f	49,716

Total Short-Term Investments
(cost $ 93,001,304)				93,002,496

Other Investments-	1.4%	Shares		Value ($)
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 3,266,000)		3,266,000		3,266,000

Total Investments
(cost $ 323,385,415)	142.0%	322,257,780
Liabilities, Less Cash and Receivables	-42.0%	(95,272,419)
Net Assets	100.0%	226,985,361

a	Purchased on a forward commitment basis.
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Directors. At March 31, 2005, these securities amounted to $ 1,240,495 or .5% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

Statement of Financial Futures
March 31, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	2	214,188	June 2005	1,156
U.S. Treasury 30 Year Bonds	52	5,791,500	June 2005	(100,663)

Financial Futures Short
U.S. Treasury 2 Year Notes	5	1,034,453	June 2005	4,453
U.S. Treasury 10 Year Notes	251	27,425,672	June 2005	329,438
				234,384

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Basic U.S. Mortgage Securities Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)